Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (1,926)	$ (2,686)
Items not affecting cash
Depreciation	7	17
Stock-based compensation	235	56
Loss from equity investee	103	107
Interest expense	142	138
Unrealized foreign exchange (gains) losses	(804)	412
Other	11	(21)
Other Net Income (Loss) Total	(2,232)	(1,977)
Change in non-cash operating working capital
Decrease in receivables and prepaid expenses	(442)	272
(Increase) decrease in other assets	(10)	4
Increase (decrease) in accounts payable and accruals	252	(1,142)
Deposit on metal credit obligation	0	(5,500)
Discontinued operations	475	0
Net Cash Provided By Used In Operating Activities	(1,957)	(8,343)
Cash flows from investing activities
Cash paid in connection with the Arrangement	(8,843)	0
Purchase of equipment	(94)	(6)
Proceeds from sale of equipment and other	0	40
Net Cash Provided By Used In Investing Activities	(8,937)	34
Cash flows from financing activities
Proceeds from issuance of capital stock	5,039	0
Proceeds from issuance of capital stock - stock options	39	36
Net Cash Provided By Used In Financing Activities	5,078	36
Decrease in cash and cash equivalents	(5,816)	(8,273)
Cash and cash equivalents - beginning of period	13,262	22,786
Effect of exchange rate changes on cash	191	184
Cash and cash equivalents - end of period	$ 7,766	$ 14,697